UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.8%

Aerospace & Defense-0.5%

54,500	Raytheon Co.	$5,945,405

Air Freight & Logistics-2.1%
68,000	FedEx Corp.	11,656,560
1,407,895	Royal Mail PLC	11,103,134
		22,759,694

Airlines-0.7%
200,000	Japan Airlines Co., Ltd.	7,552,346

Auto Components-1.4%
63,000	Delphi Automotive PLC	4,919,040
1,093,000	GKN PLC	5,436,427
96,000	Magna International, Inc.	5,218,560
		15,574,027

Automobiles-1.1%
367,000	Ford Motor Co.	5,442,610
126,500	Thor Industries, Inc.	7,068,820
		12,511,430

Banks-3.9%
755,000	Banco Bilbao Vizcaya Argentaria SA	7,640,057
466,000	Bangkok Bank PCL-NVDR	2,194,808
204,000	Hana Financial Group, Inc.	5,081,913
461,000	Mitsubishi UFJ Financial Group, Inc.	3,347,723
793,000	Regions Financial Corp.	8,239,270
361,500	Standard Chartered PLC	5,533,589
55,000	Sumitomo Mitsui Financial Group, Inc.	2,460,322
147,500	Wells Fargo & Co.	8,535,825
		43,033,507

Beverages-1.2%
109,000	Anheuser-Busch InBev NV-SP ADR	13,030,950

Biotechnology-0.3%
28,100	Gilead Sciences, Inc.	3,311,866

Capital Markets-2.8%
295,500	Daiwa Securities Group, Inc.	2,297,764
292,000	Invesco, Ltd.	11,271,200
106,500	Lazard, Ltd.-Class A	5,901,165
425,811	Mediobanca SpA	4,636,722
140,000	Schroders PLC	6,915,302
		31,022,153

Chemicals-1.7%
597,500	Clariant AG	11,921,556
106,000	Symrise AG	7,046,574
		18,968,130

Commercial Services & Supplies-2.8%
190,900	ISS A/S	6,574,185
339,000	KAR Auction Services, Inc.	13,197,270
641,000	RR Donnelley & Sons Co.	11,249,550
		31,021,005

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Communications Equipment-2.1%
286,000	Cisco Systems, Inc.	8,128,120
1,107,000	Nokia OYJ	7,817,359
114,000	QUALCOMM, Inc.	7,340,460
		23,285,939

Construction & Engineering-1.5%
4,329,000	China Railway Construction Corp., Ltd.-Class H	5,639,990
164,500	Vinci SA	10,550,674
		16,190,664

Consumer Finance-0.7%
141,500	Discover Financial Services	7,897,115

Containers & Packaging-1.2%
701,000	DS Smith PLC	4,384,342
127,553	Packaging Corp. of America	9,029,477
		13,413,819

Diversified Financial Services-1.9%
403,000	Bank of America Corp.	7,205,640
146,000	Citigroup, Inc.	8,535,160
80,500	Eurazeo SA	5,231,171
		20,971,971

Diversified Telecommunication Services-1.0%
144,500	BT Group PLC-SP ADR	10,441,570

Electric Utilities-1.1%
245,000	Eversource Energy	12,181,400

Electronic Equipment, Instruments & Components-1.1%
198,000	TE Connectivity, Ltd.	12,062,160

Energy Equipment & Services-0.5%
64,000	Schlumberger, Ltd.	5,300,480

Food & Staples Retailing-1.7%
166,000	CVS Health Corp.	18,670,020

Food Products-3.7%
325,000	Mondelez International, Inc.-Class A	14,667,250
173,000	Nestle SA	13,105,247
170,300	Pinnacle Foods, Inc.	7,654,985
65,000	The Kraft Heinz Co.	5,165,550
		40,593,032

Health Care Equipment & Supplies-1.3%
176,000	Medtronic PLC	13,796,640

Health Care Providers & Services-4.1%
53,200	Anthem, Inc.	8,207,164
51,900	HCA Holdings, Inc. (a)	4,827,219
53,700	Humana, Inc.	9,778,233
52,300	McKesson Corp.	11,535,811
47,000	UnitedHealth Group, Inc.	5,705,800
30,700	Universal Health Services, Inc.-Class B	4,458,561
		44,512,788

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Hotels, Restaurants & Leisure-1.7%
117,000	Carnival Corp.	6,234,930
58,000	McDonald’s Corp.	5,791,880
69,000	Royal Caribbean Cruises, Ltd.	6,199,650
		18,226,460

Household Durables-1.3%
169,500	Lennar Corp.-Class A	8,990,280
122,000	Ryland Group, Inc.	5,547,340
		14,537,620

Household Products-1.4%
79,700	Colgate-Palmolive Co.	5,421,194
91,000	Energizer Holdings, Inc. (a)	3,504,410
217,500	Svenska Cellulosa AB SCA-B Shares	6,192,135
		15,117,739

Independent Power Producers & Energy Traders-0.7%
42,673	Abengoa Yield PLC	1,083,041
269,720	Pattern Energy Group, Inc.	6,589,259
		7,672,300

Industrial Conglomerates-0.4%
319,000	CK Hutchison Holdings, Ltd.	4,736,259

Insurance-3.0%
32,100	Allianz SE	5,256,348
256,000	Montpelier Re Holdings, Ltd.	10,918,400
91,000	Prudential Financial, Inc.	8,040,760
30,000	Zurich Insurance Group AG	9,136,914
		33,352,422

IT Services-1.3%
113,000	Accenture PLC-Class A	11,651,430
41,000	Computer Sciences Corp.	2,682,630
		14,334,060

Life Sciences Tools & Services-1.3%
102,200	Thermo Fisher Scientific, Inc.	14,259,966

Machinery-2.0%
4,311,450	CRRC Corp., Ltd.-Class H	5,444,719
102,500	Snap-on, Inc.	16,892,000
		22,336,719

Media-4.1%
146,000	CBS Corp.-Class B	7,806,620
99,000	Comcast Corp.-Class A	6,178,590
1,600,000	ITV PLC	7,013,686
102,000	The Walt Disney Co.	12,240,000
66,500	Time Warner, Inc.	5,854,660
247,500	WPP PLC	5,681,676
		44,775,232

Multi-Utilities-1.1%
355,000	CMS Energy Corp.	12,162,300

Multiline Retail-1.3%
71,000	Dollar General Corp.	5,706,270
1,024,500	Marks & Spencer Group PLC	8,703,517
		14,409,787

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Oil, Gas & Consumable Fuels-5.6%
75,000	Chevron Corp.	6,636,000
235,500	Enbridge, Inc.	10,258,380
61,500	EOG Resources, Inc.	4,747,185
117,500	Exxon Mobil Corp.	9,307,175
132,500	Occidental Petroleum Corp.	9,301,500
111,500	Phillips 66	8,864,250
225,571	The Williams Cos., Inc.	11,837,966
		60,952,456

Personal Products-0.8%
91,000	Edgewell Personal Care Co.	8,709,610

Pharmaceuticals-6.3%
318,000	AstraZeneca PLC-SP ADR	10,745,220
57,000	Bayer AG	8,407,218
90,000	Merck & Co., Inc.	5,306,400
176,000	Novartis AG-SP ADR	18,260,000
44,500	Roche Holding AG	12,853,100
191,700	Teva Pharmaceutical Industries, Ltd.-SP ADR	13,231,134
		68,803,072

Real Estate Investment Trusts-5.6%
117,530	American Tower Corp.	11,178,278
116,000	Digital Realty Trust, Inc.	7,455,320
700,000	Fibra Uno Administracion SA de CV	1,681,738
780	Nippon Building Fund, Inc.	3,486,667
843,000	NorthStar Realty Finance Corp.	13,488,000
840,723	Scentre Group	2,433,524
220,000	Starwood Waypoint Residential Trust	5,385,600
302,500	The Geo Group, Inc.	11,419,375
674,738	Westfield Corp.	4,946,792
		61,475,294

Real Estate Management & Development-2.0%
577,000	BR Malls Participacoes SA	2,165,467
319,000	Cheung Kong Property Holdings, Ltd. (a)	2,658,230
4,210,000	Global Logistic Properties, Ltd.	7,058,352
357,000	Mitsui Fudosan Co., Ltd.	10,163,993
		22,046,042

Road & Rail-3.7%
76,000	Canadian Pacific Railway, Ltd.	12,224,600
92,000	Kansas City Southern	9,125,480
6,720,293	Rumo Logistica Operadora Multimodal SA (a)	1,786,085
111,500	Ryder System, Inc.	10,092,980
71,160	Union Pacific Corp.	6,944,505
		40,173,650

Semiconductors & Semiconductor Equipment-2.9%
387,500	Applied Materials, Inc.	6,727,000
77,900	Avago Technologies, Ltd.	9,748,406
102,000	Broadcom Corp.-Class A	5,162,220
177,000	Intel Corp.	5,124,150
146,500	SK Hynix, Inc.	4,644,832
		31,406,608

Specialty Retail-1.1%
176,000	TJX Cos., Inc.	12,288,320

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
July 31, 2015 (Unaudited)

Technology, Hardware, Storage & Peripherals-4.3%
182,000	Apple, Inc.	22,076,600
438,000	EMC Corp.	11,777,820
7,400	Samsung Electronics Co., Ltd.	7,493,911
64,000	Western Digital Corp.	5,507,840
		46,856,171

Textiles, Apparel & Luxury Goods-1.2%
76,000	Carter’s, Inc.	7,707,160
75,500	VF Corp.	5,820,295
		13,527,455

Trading Companies & Distributors-0.5%
335,000	Ashtead Group PLC	5,134,747

Water Utilities-0.5%
108,500	American Water Works Co., Inc.	5,632,235

Wireless Telecommunication Services-1.3%
368,500	Vodafone Group PLC-SP ADR	13,921,930
	Total Common Stocks (Cost $919,984,044)	1,050,896,565

Equity-Linked Structured Notes-2.1%

Capital Markets-0.3%
349,999	Merrill Lynch International & Co CV (a)	3,189,272

Electric Utilities-0.8%
378,500	SSE PLC-Morgan Stanley BV	8,954,936

Multi-Utilities-1.0%
496,000	Veolia Environnement SA-Morgan Stanley BV	11,071,684
	Total Equity-Linked Structured Notes (Cost $23,889,180)	23,215,892

Principal Amount

Short-Term Investments-1.9%
$21,149,000	State Street Eurodollar Time Deposit, 0.01%	21,149,000
	Total Short-Term Investments (Cost $21,149,000)	21,149,000

Total Investments (Cost $965,022,224)-99.8%		1,095,261,457

Other Assets in Excess of Liabilities-0.2%		2,034,233

TOTAL NET ASSETS 100.0%		$1,097,295,690

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

Fair Value Measurement:

In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$145,850,331	$—	$—	$145,850,331
Consumer Staples	96,121,351	—	—	96,121,351
Energy	66,252,936	—	—	66,252,936
Financials	217,603,696	2,194,808	—	219,798,504
Health Care	144,684,332	—	—	144,684,332
Industrials	155,850,489	—	—	155,850,489
Information Technology	127,944,938	—	—	127,944,938
Materials	32,381,949	—	—	32,381,949
Telecommunication Services	24,363,500	—	—	24,363,500
Utilities	37,648,235	—	—	37,648,235
Equity-Linked Structured Notes	—	23,215,892	—	23,215,892
Short-Term Investments	—	21,149,000	—	21,149,000
Total	$1,048,701,757	$46,559,700	$—	$1,095,261,457

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$1,905,568	$—	$1,905,568
Total	$—	$1,905,568	$—	$1,905,568

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2015, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$965,022,224	$177,830,369	$(47,591,136)	$130,239,233

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure, to or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of July 31, 2015:

Total Dynamic Dividend Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Swiss Franc	State Street Bank and Trust Company	12/09/15	28,600,000	CHF	$30,810,665	$29,736,853	$1,073,812
Euro	State Street Bank and Trust Company	12/09/15	30,500,000	EUR	34,247,383	33,564,501	682,882
British Pound	State Street Bank and Trust Company	12/09/15	18,800,000	GBP	29,468,624	29,335,551	133,073
Japanese Yen	State Street Bank and Trust Company	12/09/15	1,700,000,000	JPY	13,761,505	13,745,704	15,801
						$106,382,609	$1,905,568

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2015

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2015